Fair Value (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosure [Line Items]
Interest rate, per year	4.00%
Convertible debt maturity date	Sep. 01, 2014
Notes Receivable [Member]
Fair Value Disclosure [Line Items]
Market discount rate	18.00%
Trademarks [Member]
Fair Value Disclosure [Line Items]
Market discount rate	45.00%
Estimated market royalty rates	1.50%
Trademarks [Member] | Level 3 [Member]
Fair Value Disclosure [Line Items]
Fair value of Redbox trademarks	$ 30.0
Convertible Debt [Member]
Fair Value Disclosure [Line Items]
Market discount rate	4.50%	7.60%
Interest rate, per year	4.00%
Convertible debt maturity date	Sep. 01, 2014
Convertible Debt [Member] | Level 3 [Member]
Fair Value Disclosure [Line Items]
Convertible debt	$ 183.7	$ 183.4